Revenue (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 401,200	$ 482,900	$ 1,616,500			$ 1,760,000	$ 1,389,200
Total Revenue	407,801	491,386	1,649,917	$ 1,791,711	$ 1,426,132
Receivables from contracts with customers	276,100		218,800	198,300
Retail Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	386,208	452,876	1,546,041	1,589,170	1,351,431
Other miscellaneous revenue	5,706	7,739	30,414	29,171	35,248
Retail Revenue [Member] | Utility
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,179	4,657	14,016	17,845	16,785
Wholesale Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	12,622	24,251	56,557	148,517	25,059
Miscellaneous revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,387	5,754	13,864	22,284	12,214
Capacity revenue	7	4,848	8,210	11,750	734
Other miscellaneous revenue	878	766	3,041	2,569	2,180
Indianapolis Power And Light Company
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	401,200	482,900	1,616,500	1,760,000	1,389,200
Other miscellaneous revenue	878	766
Total Revenue	407,801	491,386	1,649,917	1,791,711	1,426,132
Receivables from contracts with customers	276,100	218,800				$ 218,800		$ 198,300
Indianapolis Power And Light Company | Retail Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	386,208	452,876	1,546,041	1,589,170	1,351,431
Other miscellaneous revenue			30,414	29,171	35,248
Indianapolis Power And Light Company | Retail Revenue [Member] | Utility
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers			14,016	17,845	16,785
Indianapolis Power And Light Company | Residential Revenue | Utility
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	180,969	204,748
Indianapolis Power And Light Company | Small Commercial and Industrial | Utility
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	63,196	69,879
Indianapolis Power And Light Company | Large Commercial and Industrial | Utility
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	125,209	170,978
Indianapolis Power And Light Company | Public Lighting | Utility
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	14,655	2,614
Indianapolis Power And Light Company | Other Retail Revenue [Member] | Utility
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,179	4,657
Indianapolis Power And Light Company | Alternative Revenue Programs [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	5,706	7,739
Indianapolis Power And Light Company | Wholesale Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	12,622	24,251	56,557	148,517	25,059
Indianapolis Power And Light Company | Miscellaneous revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,387	5,754	13,864	22,284	12,214
Capacity revenue	7	4,848	8,210	11,750	734
Other miscellaneous revenue			$ 3,041	$ 2,569	$ 2,180
Indianapolis Power And Light Company | Transmission and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 2,380	$ 906